PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Mirova U.S. Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 96.9% of Net Assets
	Auto Components – 2.6%
1,003	Aptiv PLC(a)	$138,314

	Banks – 2.6%
616	Signature Bank	139,278

	Chemicals – 4.1%
1,023	Ecolab, Inc.	218,994

	Commercial Services & Supplies – 3.1%
1,281	Waste Management, Inc.	165,275

	Communications Equipment – 1.0%
981	Cisco Systems, Inc.	50,727

	Containers & Packaging – 1.4%
844	Ball Corp.	71,521

	Diversified Consumer Services – 2.0%
610	Bright Horizons Family Solutions, Inc.(a)	104,584

	Diversified Telecommunication Services – 1.2%
1,102	Verizon Communications, Inc.	64,081

	Electric Utilities – 4.3%
3,000	NextEra Energy, Inc.	226,830

	Electrical Equipment – 4.6%
1,759	Eaton Corp. PLC	243,234

	Electronic Equipment, Instruments & Components – 1.4%
963	Trimble, Inc.(a)	74,912

	Health Care Equipment & Supplies – 7.9%
1,271	Danaher Corp.	286,077
179	Intuitive Surgical, Inc.(a)	132,270

		418,347

	Household Products – 1.3%
867	Colgate-Palmolive Co.	68,346

	Independent Power & Renewable Electricity Producers – 2.1%
1,426	Ormat Technologies, Inc.	111,984

	Industrial Conglomerates – 3.3%
434	Roper Technologies, Inc.	175,049

	Interactive Media & Services – 2.3%
59	Alphabet, Inc., Class A(a)	121,689

	Internet & Direct Marketing Retail – 4.5%
3,908	eBay, Inc.	239,326

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – 7.8%
216	Accenture PLC, Class A	$59,670
677	MasterCard, Inc., Class A	241,046
538	Visa, Inc., Class A	113,911

		414,627

	Life Sciences Tools & Services – 5.2%
608	Thermo Fisher Scientific, Inc.	277,479

	Machinery – 4.4%
826	Watts Water Technologies, Inc., Series A	98,137
1,262	Xylem, Inc.	132,737

		230,874

	Personal Products – 2.9%
526	Estee Lauder Cos., Inc. (The), Class A	152,987

	Pharmaceuticals – 2.2%
614	Eli Lilly & Co.	114,707

	Semiconductors & Semiconductor Equipment – 8.3%
1,139	First Solar, Inc.(a)	99,435
281	NVIDIA Corp.	150,034
1,600	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	189,248

		438,717

	Software – 12.9%
504	Adobe, Inc.(a)	239,586
1,533	Microsoft Corp.	361,435
1,151	Oracle Corp.	80,766

		681,787

	Water Utilities – 3.5%
1,252	American Water Works Co., Inc.	187,700

	Total Common Stocks (Identified Cost $4,863,312)	5,131,369

	Total Investments – 96.9% (Identified Cost $4,863,312)	5,131,369
	Other assets less liabilities – 3.1%	161,538

	Net Assets – 100.0%	$5,292,907

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,131,369	$—	$—	$5,131,369

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2021 (Unaudited)

Software	12.9%
Semiconductors & Semiconductor Equipment	8.3
Health Care Equipment & Supplies	7.9
IT Services	7.8
Life Sciences Tools & Services	5.2
Electrical Equipment	4.6
Internet & Direct Marketing Retail	4.5
Machinery	4.4
Electric Utilities	4.3
Chemicals	4.1
Water Utilities	3.5
Industrial Conglomerates	3.3
Commercial Services & Supplies	3.1
Personal Products	2.9
Banks	2.6
Auto Components	2.6
Interactive Media & Services	2.3
Pharmaceuticals	2.2
Independent Power & Renewable Electricity Producers	2.1
Diversified Consumer Services	2.0
Other Investments, less than 2% each	6.3

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%